PROPERTY AND EQUIPMENT (Details Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Jul. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 18,311	$ 3,356	$ 41,974	$ 3,356	$ 15,050
Acquired property and equipment in cash			$ 198,017	$ 62,558	$ 152,287